COMBINED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Total assets	$ 0	$ 0
Current liabilities:
Other current liabilities	129,352,000	146,377,000
Total liabilities	0	0
Parent company equity
Total stockholder equity	0	0
Total liabilities and stockholder equity	0	0
Revelyst Business
Current assets:
Cash and cash equivalents	22,946,000	15,541,000
Net receivables	209,492,000	201,848,000
Net inventories	293,746,000	403,639,000
Prepaid expenses	23,094,000	36,850,000
Income tax receivable	1,441,000	0
Other current assets	6,708,000	5,743,000
Total current assets	557,427,000	663,621,000
Net property, plant, and equipment	61,493,000	71,344,000
Operating lease assets	99,705,000	99,456,000
Goodwill	232,145,000	379,603,000
Net intangible assets	569,314,000	674,616,000
Other non-current assets	54,779,000	61,886,000
Total assets	1,574,863,000	1,950,526,000
Current liabilities:
Accounts payable	87,038,000	66,606,000
Accrued compensation	19,649,000	24,549,000
Accrued income taxes	0	2,214,000
Sales and other taxes payable	12,622,000	13,002,000
Other current liabilities	87,054,000	97,221,000
Total current liabilities	206,363,000	203,592,000
Deferred income tax liabilities	12,755,000	27,677,000
Long-term operating lease liabilities	100,070,000	97,105,000
Other long-term liabilities	21,827,000	36,486,000
Total liabilities	341,015,000	364,860,000
Commitments and contingencies (Note 16)
Parent company equity
Parent company investment	1,239,462,000	1,593,826,000
Accumulated other comprehensive loss	(5,614,000)	(8,160,000)
Total stockholder equity	1,233,848,000	1,585,666,000
Total liabilities and stockholder equity	$ 1,574,863,000	$ 1,950,526,000